Deferred Tax Assets and Liabilities - Analysis of Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 29,654	¥ 33,343
Deferred tax liabilities	(822)	(362)
After 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,982	8,236
Deferred tax liabilities	(598)	(258)
Within 1 year or on demand [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	26,672	25,107
Deferred tax liabilities	¥ (224)	¥ (104)